CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	Average yield	December 31,	December 31,
	p.a. %	2021	2020
Cash and banks(1)	0.36	11,720,774	6,212,318

Cash equivalents
Local currency
Fixed-term deposits (Compromised)	83.46 of CDI	14,506	115,032

Foreign currency
Fixed-term deposits (2)	0.73	1,855,496	507,707
		13,590,776	6,835,057

1)	Refers substantially to investments in foreign currency in the Sweep Account modality, which is a remunerated account, whose balance is applied and made available automatically and daily.
2)	Refers to Time Deposit applications, with maturity up to 90 days, which is a remunerated bank deposit with a specific maturity period.